ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 34,794	$ 33,939	$ 32,754
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	19,659	18,940	19,730
North America [Member]
Segment Reporting Information [Line Items]
Revenues	6,434	6,973	5,219
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	2,898	3,302	2,407
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	1,129	1,997	2,016
India [Member]
Segment Reporting Information [Line Items]
Revenues	3,809	2,239	2,362
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 865	$ 488	$ 1,020